united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska 68137

(Address of principal executive offices) (Zip code)

CT Corporation System

1300 East Ninth Street Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 6/30

Date of reporting period: 12/31/17

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Day Hagan Tactical Allocation Fund

Day Hagan Logix Tactical Dividend Fund

Day Hagan Hedged Strategy Fund

December 31, 2017

Day Hagan Asset Management
1000 South Tamiami Trail
Sarasota, FL 34236

1-877-329-4246

Day Hagan Tactical Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, as compared to its benchmarks:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception ^	Since Inception ^^
Day Hagan Tactical Allocation Fund Class A	5.56%	8.26%	2.73%	5.04%	4.90%	N/A
Day Hagan Tactical Allocation Fund Class A with load	(0.52)%	2.04%	0.72%	3.81%	4.14%	N/A
Day Hagan Tactical Allocation Fund Class C	5.13%	7.48%	1.98%	4.26%	4.11%	N/A
Day Hagan Tactical Allocation Fund Class I	5.71%	8.59%	3.05%	N/A	N/A	2.80%
MSCI World Index **	9.76%	20.11%	7.15%	9.46%	8.18%	5.31%
Day Hagan Tactical Allocation Blended Index ***	5.80%	12.20%	4.95%	6.11%	6.11%	4.07%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any, and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.60% for Class A shares, 2.35% for Class C shares and 1.35% for Class I share through October 31, 2018. The Fund’s gross total annual operating expenses were 1.99% for Class A shares, 2.74% for Class C shares and 1.74% for Class I shares per the latest prospectus. For performance information current to the most recent month-end, please call toll-free 1-877-329-4246.

**	The MSCI World Index is an unmanaged, free float-adjusted market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets.

***	The Day Hagan Tactical Allocation Blended Index reflects an unmanaged portfolio of 55% of the Russell 3000 Total Return Index, 40% of the Barclays Capital U.S. Aggregate Index and a 5% cash component.

^	Inception date for Class A and Class C is October 30, 2009.

^^	Inception date for Class I is July 1, 2014.

Holdings by Industry on December 31, 2017	% of Net Assets
Equity Funds	55.9%
Debt Funds	43.4%
Other / Cash & Cash Equivalents	0.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Day Hagan Logix Tactical Dividend Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, as compared to its benchmarks:

	6 Month Return	1 Year Return	3 Year Return	Since Inception****
Day Hagan Logix Tactical Dividend Fund Class A	8.33%	10.13%	5.89%	6.96%
Day Hagan Logix Tactical Dividend Fund Class A with load	2.11%	3.81%	3.82%	5.16%
Day Hagan Logix Tactical Dividend Fund Class C	7.85%	9.30%	5.07%	6.14%
Day Hagan Logix Tactical Dividend Fund Class I	8.35%	10.31%	6.13%	7.22%
Russell 1000 Value Total Return**	8.61%	13.66%	8.65%	8.66%
S&P 500 Total Return Index ***	11.42%	21.83%	11.41%	11.35%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any, and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.60% for Class A shares, 2.35% for Class C shares and 1.35% for Class I shares through October 31, 2018. The Fund’s gross total annual operating expenses were 1.64% for Class A shares, 2.39% for Class C shares and 1.39% for Class I shares per the latest prospectus .For performance information current to the most recent month-end, please call toll-free 1-877-329-4246.

**	The Russell 1000 Value Total Return Index measures the performance of the largest 1000 U.S. companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market.

***	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

****	Inception date is July 1, 2014.

Holdings by Industry on December 31, 2017	% of Net Assets
Oil & Gas	14.7%
Transportation	14.4%
Retail	12.4%
Diversified Financial Services	7.5%
Debt Funds	6.8%
Pharmaceuticals	5.5%
Telecommunications	4.7%
Electronics	3.3%
Semiconductors	2.9%
Commercial Services	1.2%
Other / Cash & Cash Equivalents	26.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Day Hagan Hedged Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for each of the periods ended December 31, 2017, as compared to its benchmarks:

	6 Month Return	1 Year Return	3 Year Return	Since Inception^
Day Hagan Hedged Strategy Fund Class A	4.28%	N/A	N/A	6.68%
Day Hagan Hedged Strategy Fund Class A with load	(1.68)%	N/A	N/A	0.54%
Day Hagan Hedged Strategy Fund Class C	4.25%	N/A	N/A	6.54%
Day Hagan Hedged Strategy Fund Class I	4.38%	7.47%	8.98%	9.54%
S&P 500 Total Return Index **	11.42%	21.83%	11.41%	18.75%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any, and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures are not annualized. The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 2.23% for Class A shares, 2.98% for Class C shares and 1.98% for Class I share through October 31, 2018. The Fund’s gross total annual operating expenses were 3.78% for Class A shares, 4.53% for Class C shares and 3.53% for Class I shares per the latest prospectus .For performance information current to the most recent month-end, please call toll-free 1-877-329-4246.

**	The S&P 500 Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

^	Inception date for Class I is November 1, 2014 (performance prior to January 27, 2017 represents the Predecessor Fund) and January 27, 2017 for Class A, Class C and the Benchmark. The performance for Class I from January 27, 2017 to June 30, 2017 is 2.20%.

Holdings by Industry on December 31, 2017	% of Net Assets
Other / Cash & Cash Equivalents	100.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Day Hagan Tactical Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 99.3%
	DEBT FUNDS - 43.4%
11,114	First Trust Enhanced Short Maturity ETF	$666,618
108,748	iShares Core U.S. Aggregate Bond ETF ^	11,889,419
		12,556,037
	EQUITY FUNDS - 55.9%
32,086	iShares Core MSCI Emerging Markets ETF	1,825,693
35,871	iShares Core S&P Small-Cap ETF	2,755,252
30,463	iShares Currency Hedged MSCI Japan ETF	1,015,636
7,735	iShares MSCI All Country Asia ex Japan ETF	590,026
33,368	iShares Russell 1000 Growth ETF ^	4,494,002
6,292	SPDR S&P 500 ETF Trust	1,679,083
64,247	Vanguard FTSE Europe ETF	3,800,210
		16,159,902

	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,983,554)	28,715,939

	SHORT-TERM INVESTMENTS - 0.4%
109,138	Fidelity Investments Money Market Funds - Government Portfolio Institutional, Class, 1.14%*	109,138
	TOTAL SHORT-TERM INVESTMENTS (Cost $109,138)	109,138

	TOTAL INVESTMENTS - 99.7% (Cost $28,092,692) (a)	$28,825,077
	TOTAL PUT OPTIONS WRITTEN - (0.0)% (Premiums Received $9,948) (a)	(10,600)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	93,566
	TOTAL NET ASSETS - 100.0%	$28,908,043

			Notional Value at
			December 31,
Contracts**		Counterparty	2017	Fair Value
	SCHEDULE OF PUT OPTIONS WRITTEN - (0.0)% +
100	iShares Russell 200 ETF
	Expiration February 2018, Exercise Price $145.00	Silver Leaf	$1,450,000	$10,600
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received $9,948)			$10,600

ETF - Exchange-Traded Fund

^	All or a portion of the security held as collateral for options written as of December 31, 2017. Total collateral for options written is $5,275,530.

+	Non-income producing security

*	Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.

**	One contract is equivalent to 100 shares of the underlying ETF.

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes including options written is $28,082,744 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$732,904
Unrealized Depreciation:	(1,171)
Net Unrealized Appreciation:	$731,733

See accompanying notes to financial statements.

Day Hagan Logix Tactical Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Fair Value

	COMMON STOCK - 66.6%
	COMMERCIAL SERVICES - 1.2%
29,000	Monro, Inc.	$1,651,550

	DIVERSIFIED FINANCIAL SERVICES - 7.5%
94,110	Franklin Resources, Inc.	4,077,786
94,154	Invesco, Ltd.	3,440,387
26,680	T Rowe Price Group, Inc.	2,799,533
		10,317,706
	ELECTRONICS - 3.3%
96,000	FLIR Systems, Inc.	4,475,520

	OIL & GAS - 14.7%
106,800	Apache Corp.	4,509,096
48,491	Exxon Mobil Corp.	4,055,787
90,100	Halliburton Co.	4,403,187
62,279	Occidental Petroleum Corp.	4,587,471
39,963	Schlumberger, Ltd.	2,693,107
		20,248,648
	PHARMACEUTICALS - 5.5%
54,239	AmerisourceBergen Corp. ^	4,980,225
16,700	McKesson Corp.	2,604,365
		7,584,590
	RETAIL - 12.4%
76,722	Kohl’s Corp.	4,160,634
47,400	Lowe’s Cos, Inc.	4,405,356
47,000	TJX Cos, Inc.	3,593,620
65,600	Tractor Supply Co.	4,903,600
		17,063,210

See accompanying notes to financial statements.

Day Hagan Logix Tactical Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2017

Shares		Fair Value
	SEMICONDUCTORS - 2.9%
63,000	QUALCOMM, Inc.	$4,033,260

	TELECOMMUNICATIONS - 4.7%
112,300	Cisco Systems, Inc.	4,301,090
28,000	InterDigital, Inc.	2,132,200
		6,433,290
	TRANSPORTATION - 14.4%
55,989	CH Robinson Worldwide, Inc. ^	4,988,060
76,607	Expeditors International of Washington, Inc. ^	4,955,707
19,329	FedEx Corp. ^	4,823,359
42,088	United Parcel Service, Inc. ^	5,014,785
		19,781,911

	TOTAL COMMON STOCK ( Cost - $80,191,747)	91,589,685

	EXCHANGE-TRADED FUNDS - 6.8%
	DEBT FUNDS - 6.8%
123,500	iShares Floating Rate Bond ETF	6,276,270
31,000	PIMCO Enhanced Short Maturity Active ETF	3,148,360
	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,431,409)	9,424,630

	SHORT-TERM INVESTMENTS - 26.3%
36,207,007	Fidelity Investments Money Market Funds - Government Portfolio Institutional, Class, 1.14%*	36,207,007
	TOTAL SHORT-TERM INVESTMENTS (Cost $36,207,007)	36,207,007

	TOTAL INVESTMENTS - 99.7% (Cost $125,830,163) (a)	$137,221,322
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	425,976
	TOTAL NET ASSETS - 100.0%	$137,647,298

ETF - Exchange-Traded Fund

*	Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.

^	All or a portion of the security is held as collateral in anticipation of derivative activity occurring in the subsequent period as of December 31, 2017. Total collateral held is $15,158,153.

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $126,361,651 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$11,871,072
Unrealized Depreciation:	(1,011,401)
Net Unrealized Appreciation:	$10,859,671

See accompanying notes to financial statements.

Day Hagan Hedged Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

			Notional Value at
			December 31,
Contracts **		Counterparty	2017	Fair Value

	SCHEDULE OF PUT OPTIONS PURCHASED - 10.2% +
1,900	S&P 500 Index
	Expiration January 2018, Exercise Price $2,350	Silver Leaf	$446,500,000	$251,750
1,500	S&P 500 Index
	Expiration January 2018, Exercise Price $2,400	Silver Leaf	360,000,000	363,750
500	S&P 500 Index
	Expiration January 2018, Exercise Price $2,475	Silver Leaf	123,750,000	187,500
1,750	S&P 500 Index
	Expiration February 2018, Exercise Price $2,375	Silver Leaf	415,625,000	673,750
1,400	S&P 500 Index
	Expiration February 2018, Exercise Price $2,425	Silver Leaf	339,500,000	686,000
65	S&P 500 Index
	Expiration December 2018, Exercise Price $2,650	Silver Leaf	17,225,000	847,600
	TOTAL PUT OPTIONS PURCHASED (Cost $3,794,941)			3,010,350

Shares
	SHORT-TERM INVESTMENTS - 40.6%
11,959,347	Fidelity Investments Money Market Funds - Government Portfolio Institutional, Class, 1.14% *	11,959,347
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,959,347)	11,959,347

	TOTAL INVESTMENTS - 50.8% (Cost $15,754,288) (a)	$14,969,697
	TOTAL PUT OPTIONS WRITTEN - (8.3)% (Premiums Received $3,319,590)(a)	(2,452,750)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 57.5%	16,970,183
	TOTAL NET ASSETS - 100.0%	$29,487,130

			Notional Value at
			December 31,
Contracts **		Counterparty	2017	Fair Value
	SCHEDULE OF PUT OPTIONS WRITTEN - (8.3)% +
1,900	S&P 500 Index
	Expiration January 2018, Exercise Price $2,375	Silver Leaf	451,250,000	$280,250
1,500	S&P 500 Index
	Expiration January 2018, Exercise Price $2,425	Silver Leaf	363,750,000	416,250
500	S&P 500 Index
	Expiration January 2018, Exercise Price $2,500	Silver Leaf	125,000,000	225,000
1,750	S&P 500 Index
	Expiration February 2018, Exercise Price $2,400	Silver Leaf	420,000,000	761,250
1,400	S&P 500 Index
	Expiration February 2018, Exercise Price $2,450	Silver Leaf	343,000,000	770,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $3,319,590)			$2,452,750

+	Non-income producing security

*	Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.

**	One contract is equivalent to 100 shares of the underlying index.

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes including options written is $12,246,555 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,119,553
Unrealized Depreciation:	(849,161)
Net Unrealized Appreciation:	$270,392

See accompanying notes to financial statements.

Day Hagan Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2017

	Tactical	Logix Tactical	Hedged
	Allocation Fund	Dividend Fund	Stategy Fund
ASSETS
Investment securities:
At cost	$28,092,692	$125,830,163	$15,754,288
At value	$28,825,077	$137,221,322	$14,969,697
Cash	101,392	35	16,864,786
Receivable for Fund shares sold	21,084	548,429	108,262
Dividends and interest receivable	14,799	129,711	8,929
Prepaid expenses and other assets	26,857	52,468	25,334
TOTAL ASSETS	28,989,209	137,951,965	31,977,008

LIABILITIES
Payable for Securities Purchased	—	114,513	—
Options written, at value (Premiums received $9,948, $0, $3,319,590)	10,600	—	2,452,750
Distribution (12b-1) fees payable	23,025	—	—
Payable for Fund shares repurchased	11,277	52,030	60
Investment management fees payable	8,851	96,315	23,709
Payable to related parties	11,517	25,647	3,367
Accrued expenses and other liabilities	15,896	16,162	9,992
TOTAL LIABILITIES	81,166	304,667	2,489,878
NET ASSETS	$28,908,043	$137,647,298	$29,487,130

Composition of Net Assets:
Paid in capital	$27,665,666	$128,061,769	$29,184,407
Undistributed net investment income (loss)	11,885	(36,793)	(151,135)
Undistributed net realized gain (loss) from investments and options written	498,759	(1,768,837)	371,609
Net unrealized appreciation on investments and options written	731,733	11,391,159	82,249
NET ASSETS	$28,908,043	$137,647,298	$29,487,130

See accompanying notes to financial statements.

Day Hagan Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2017

	Tactical	Logix Tactical	Hedged
	Allocation Fund	Dividend Fund	Stategy Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$6,711,020	$11,390,415	$2,272,660
Shares of beneficial interest outstanding (a)	586,021	993,390	219,677
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)	$11.45	$11.47	$10.35
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$12.15	$12.17	$10.98

Class C Shares:
Net Assets	$5,062,408	$18,562,689	$4,889
Shares of beneficial interest outstanding (a)	471,661	1,650,245	473
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.73	$11.25	$10.33	(c)

Class I Shares:
Net Assets	$17,134,615	$107,694,194	$27,209,581
Shares of beneficial interest outstanding (a)	1,490,559	9,363,462	2,631,034
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.50	$11.50	$10.34

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Investment in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(c)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

Day Hagan Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2017

	Tactical	Logix Tactical	Hedged
	Allocation Fund	Dividend Fund	Strategy Fund
INVESTMENT INCOME
Dividends	$293,260	$1,432,865	$—
Interest	13,855	134,992	78,162
Securities lending income - net	52	—	—
TOTAL INVESTMENT INCOME	307,167	1,567,857	78,162

EXPENSES
Investment management fees	147,489	694,094	199,877
Distribution (12b-1) fees:
Class A	9,246	16,426	2,241
Class C	26,629	94,018	4
Administration fees and expenses	25,027	83,339	22,889
Registration fees	13,800	23,000	13,800
Management service fees	12,619	50,037	10,287
Non 12b-1 shareholder servicing fees	8,836	45,025	5,042
Compliance officer fees	7,314	7,314	7,314
Audit Fees	6,806	6,806	6,806
Legal Fees	6,050	6,974	5,798
Printing and postage expenses	5,546	11,846	6,017
Trustees fees and expenses	5,042	5,042	5,042
Custodian fees	2,721	8,591	2,747
Insurance expense	552	1,288	552
Other expenses	1,007	1,008	1,008
TOTAL EXPENSES	278,684	1,054,808	289,424

Less: Fees waived by the Manager	(43,738)	(15,000)	(60,127)
NET EXPENSES	234,946	1,039,808	229,297

NET INVESTMENT INCOME (LOSS)	72,221	528,049	(151,135)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain (loss) from investments	1,821,869	3,416,397	(10,988,310)
Net realized gain from options written	—	—	11,808,215
Net realized gain from investments and options written	1,821,869	3,416,397	819,905

Net change in unrealized appreciation (depreciation) on investments	(309,964)	6,627,700	(106,152)
Net change in unrealized appreciation (depreciation) on options written	(3,045)	—	376,544
Net change on unrealized appreciation (depreciation) on investments and options written	(313,009)	6,627,700	270,392

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	1,508,860	10,044,097	1,090,297

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,581,081	$10,572,146	$939,162

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017
FROM OPERATIONS
Net investment income	$72,221	$63,341
Net realized gain from investments	1,821,869	2,391,699
Net change in unrealized appreciation (depreciation) on investments and options written	(313,009)	142,578
Net increase in net assets resulting from operations	1,581,081	2,597,618

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(997)	—
Class I	(59,339)	—
From net realized gains:
Class A	(449,198)	—
Class C	(365,408)	—
Class I	(1,129,808)	—
Total distributions to shareholders	(2,004,750)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	249,648	882,126
Class C	481,567	619,937
Class I	726,774	1,615,833
Net asset value of shares issued in reinvestment of distributions:
Class A	422,596	—
Class C	343,947	—
Class I	1,136,356	—
Payments for shares redeemed:
Class A	(2,248,111)	(9,088,197)
Class C	(1,098,760)	(2,880,680)
Class I	(545,216)	(2,079,725)
Net decrease in net assets from shares of beneficial interest	(531,199)	(10,930,706)

TOTAL DECREASE IN NET ASSETS	(954,868)	(8,333,088)

NET ASSETS
Beginning of Period	29,862,911	38,195,999
End of Period*	$28,908,043	$29,862,911
* Includes accumulated net investment income of:	$11,885	$—

SHARE ACTIVITY
Class A:
Shares Sold	20,911	77,993
Shares Reinvested	37,038	—
Shares Redeemed	(189,383)	(797,820)
Net decrease in shares of beneficial interest outstanding	(131,434)	(719,827)

Class C:
Shares Sold	43,643	58,034
Shares Reinvested	32,145	—
Shares Redeemed	(99,129)	(269,431)
Net decrease in shares of beneficial interest outstanding	(23,341)	(211,397)

Class I:
Shares Sold	60,853	141,282
Shares Reinvested	99,245	—
Shares Redeemed	(45,656)	(183,545)
Net increase (decrease) in shares of beneficial interest outstanding	114,442	(42,263)

See accompanying notes to financial statements.

Day Hagan Logix Tactical Dividend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017
FROM OPERATIONS
Net investment income	$528,049	$966,765
Net realized gain from investments	3,416,397	3,866,057
Net change in unrealized appreciation on investments	6,627,700	2,341,295
Net increase in net assets resulting from operations	10,572,146	7,174,117

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(42,577)	(137,196)
Class C	(8,149)	(23,969)
Class I	(518,947)	(1,049,950)
From net realized gains:
Class A	(688,014)	(188,723)
Class C	(1,155,189)	(125,740)
Class I	(6,655,826)	(769,413)
Total distributions to shareholders	(9,068,702)	(2,294,991)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	966,081	18,581,282
Class C	1,077,477	8,586,308
Class I	14,106,298	55,736,802
Net asset value of shares issued in reinvestment of distributions:
Class A	558,458	273,473
Class C	1,122,072	143,844
Class I	5,976,724	1,554,234
Payments for shares redeemed:
Class A	(4,725,689)	(23,979,506)
Class C	(3,860,770)	(4,162,801)
Class I	(26,767,854)	(38,834,383)
Net increase (decrease) in net assets from shares of beneficial interest	(11,547,203)	17,899,253

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,043,759)	22,778,379

NET ASSETS
Beginning of Period	147,691,057	124,912,678
End of Period*	$137,647,298	$147,691,057
* Includes undistributed net investment loss of:	$(36,793)	$4,831

SHARE ACTIVITY
Class A:
Shares Sold	83,768	1,654,490
Shares Reinvested	49,229	24,084
Shares Redeemed	(408,290)	(2,146,849)
Net decrease in shares of beneficial interest outstanding	(275,293)	(468,275)

Class C:
Shares Sold	96,158	780,059
Shares Reinvested	100,815	12,841
Shares Redeemed	(345,559)	(379,433)
Net increase (decrease) in shares of beneficial interest outstanding	(148,586)	413,467

Class I:
Shares Sold	1,221,421	4,983,182
Shares Reinvested	524,949	136,971
Shares Redeemed	(2,343,732)	(3,459,775)
Net increase (decrease) in shares of beneficial interest outstanding	(597,362)	1,660,378

See accompanying notes to financial statements.

Day Hagan Hedged Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2017	Period Ended
	(Unaudited)	June 30, 2017 (a)
FROM OPERATIONS
Net investment loss	$(151,135)	$(63,552)
Net realized gain from investments and options written	819,905	471,794
Net change in unrealized appreciation (depreciation) on investments and options written	270,392	(188,143)
Net increase in net assets resulting from operations	939,162	220,099

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(67,497)	—
Class C	(129)	—
Class I	(788,912)	—
Total distributions to shareholders	(856,538)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,022,579	1,469,121
Class C	5,000	10
Class I	10,608,186	17,438,917
Net asset value of shares issued in reinvestment of distributions:
Class A	51,032	—
Class I	570,921	—
Payments for shares redeemed:
Class A	(290,726)	(9,507)
Class I	(1,399,564)	(281,562)
Net increase in net assets from shares of beneficial interest	10,567,428	18,616,979

TOTAL INCREASE IN NET ASSETS	10,650,052	18,837,078

NET ASSETS
Beginning of Period	18,837,078	—
End of Period*	$29,487,130	$18,837,078
* Includes accumulated net investment loss of:	$(151,135)	$—

SHARE ACTIVITY
Class A:
Shares Sold	97,312	146,056
Shares Reinvested	4,932	—
Shares Redeemed	(27,678)	(945)
Net increase in shares of beneficial interest outstanding	74,566	145,111

Class C:
Shares Sold	472	1
Net increase in shares of beneficial interest outstanding	472	1

Class I:
Shares Sold	1,011,774	1,726,505
Shares Reinvested	55,186	—
Shares Redeemed	(134,453)	(27,978)
Net increase in shares of beneficial interest outstanding	932,507	1,698,527

(a)	The Day Hagan Hedged Strategy Fund commenced operations on January 27, 2017.

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class A
	Six Months
	Ended		Year	Year		Year		Year		Year
	December 31, 2017		Ended	Ended		Ended		Ended		Ended
	(Unaudited)		June 30, 2017	June 30, 2016		June 30, 2015		June 30, 2014		June 30, 2013
Net asset value, beginning of period	$11.62		$10.81	$11.30		$11.90		$10.76		$9.94
Activity from investment operations:
Net investment income (loss) (5)(6)	0.03		0.02	(0.00	) (1)	(0.00	) (1)	(0.00	) (1)	(0.02)
Net realized and unrealized gain (loss) from investments	0.61		0.79	(0.36)		(0.05)		1.31		0.86
Total from investment operations	0.64		0.81	(0.36)		(0.05)		1.31		0.84
Less distributions from:
Net investment income	(0.00	) (1)	—	—		(0.01)		(0.03)		—
Net realized gains	(0.81)		—	(0.13)		(0.54)		(0.14)		(0.02)
Total distributions	(0.81)		—	(0.13)		(0.55)		(0.17)		(0.02)
Net asset value, end of period	$11.45		$11.62	$10.81		$11.30		$11.90		$10.76
Total return (2)	5.56	% (8)	7.49%	(3.18)%		(0.49)%		12.21%		8.44%
Net assets, at end of period (000s)	$6,711		$8,340	$15,542		$40,030		$53,377		$16,365
Ratio of gross expenses to average net assets (3)(4)	1.90	% (7)	1.79%	1.83%		1.71%		1.75%		1.97%
Ratio of net expenses to average net assets (4)	1.60	% (7)	1.60%	1.60%		1.60%		1.60%		1.60%
Ratio of net investment income (loss) to average net assets (4)(6)	0.45	% (7)	0.18%	(0.03)%		(0.02)%		(2.00)%		(0.20)%
Portfolio Turnover Rate	129	% (8)	176%	59%		120%		206%		533%

(1)	Amount represents less than $0.01 per share.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class C
	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31, 2017		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		June 30, 2017	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013
Net asset value, beginning of period	$10.98		$10.29	$10.84	$11.51	$10.47	$9.75
Activity from investment operations:
Net investment loss (4)(5)	(0.02)		(0.06)	(0.09)	(0.09)	(0.08)	(0.10)
Net realized and unrealized gain (loss) from investments	0.58		0.75	(0.33)	(0.04)	1.28	0.84
Total from investment operations	0.56		0.69	(0.42)	(0.13)	1.20	0.74
Less distributions from:
Net investment income	—		—	—	—	(0.02)	—
Net realized gains	(0.81)		—	(0.13)	(0.54)	(0.14)	(0.02)
Total distributions	(0.81)		—	(0.13)	(0.54)	(0.16)	(0.02)
Net asset value, end of period	$10.73		$10.98	$10.29	$10.84	$11.51	$10.47
Total return (1)	5.13	% (7)	6.71%	(3.88)%	(1.24)%	11.50%	7.58%
Net assets, at end of period (000s)	$5,062		$5,436	$7,270	$9,467	$9,300	$177
Ratio of gross expenses to average net assets (2)(3)	2.65	% (6)	2.54%	2.58%	2.46%	2.50%	2.72%
Ratio of net expenses to average net assets (3)	2.35	% (6)	2.35%	2.35%	2.35%	2.35%	2.35%
Ratio of net investment loss to average net assets (3)(5)	(0.27	)% (6)	(0.53)%	(0.82)%	(0.80)%	(0.70)%	(0.95)%
Portfolio Turnover Rate	129	% (7)	176%	59%	120%	206%	533%

(1)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(2)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Per share amounts calculated using the average shares method.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized for periods less than one full year.

(7)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class I
	Six Months
	Ended		Year	Year	Year
	December 31, 2017		Ended	Ended	Ended
	(Unaudited)		June 30, 2017	June 30, 2016	June 30, 2015
Net asset value, beginning of period	$11.69		$10.85	$11.29	$11.93 (1)
Activity from investment operations:
Net investment income (loss) (5)(6)	0.04		0.05	0.01	(0.01)
Net realized and unrealized gain (loss) from investments	0.62		0.79	(0.32)	(0.05)
Total from investment operations	0.66		0.84	(0.31)	(0.06)
Less distributions from:
Net investment income	(0.04)		—	—	(0.04)
Net realized gains	(0.81)		—	(0.13)	(0.54)
Total distributions	(0.85)		—	(0.13)	(0.58)
Net asset value, end of period	$11.50		$11.69	$10.85	$11.29
Total return (2)	5.71	% (8)	7.74%	(2.74)%	(0.56)%
Net assets, at end of period (000s)	$17,135		$16,087	$15,384	$435
Ratio of gross expenses to average net assets (3)(4)	1.65	% (7)	1.54%	1.58%	1.46%
Ratio of net expenses to average net assets (4)	1.35	% (7)	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets (4)(6)	0.75	% (7)	0.48%	0.05%	(0.10)%
Portfolio Turnover Rate	129	% (8)	176%	59%	120%

(1)	The Day Hagan Tactical Allocation Fund Class I shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Logix Tactical Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class A
	Six Months
	Ended		Year	Year	Year
	December 31, 2017		Ended	Ended	Ended
	(Unaudited)		June 30, 2017	June 30, 2016	June 30, 2015
Net asset value, beginning of period	$11.33		$10.93	$10.68	$10.00 (1)
Activity from investment operations:
Net investment income (5)(6)	0.04		0.05	0.05	0.02
Net realized and unrealized gain from investments	0.89		0.49	0.36	0.69
Total from investment operations	0.93		0.54	0.41	0.71
Less distributions from:
Net investment income	(0.04)		(0.07)	—	(0.01)
Net realized gains	(0.75)		(0.07)	(0.16)	(0.02)
Total distributions	(0.79)		(0.14)	(0.16)	(0.03)
Net asset value, end of period	$11.47		$11.33	$10.93	$10.68
Total return (2)	8.33	% (8)	4.99%	3.90%	7.07%
Net assets, at end of period (000s)	$11,390		$14,379	$18,980	$15,900
Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	1.61	% (7)	1.59%	1.70%	2.12%
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	1.60	% (7)	1.60%	1.60%	1.60%
Ratio of net investment income to average net assets (4)(6)	0.68	% (7)	0.49%	0.49%	0.15%
Portfolio Turnover Rate	33	% (8)	72%	73%	93%

(1)	The Day Hagan Tactical Dividend Fund Class A shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements or recapture by the Manager.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Logix Tactical Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class C
	Six Months
	Ended		Year	Year	Year
	December 31, 2017		Ended	Ended	Ended
	(Unaudited)		June 30, 2017	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$11.14		$10.77	$10.61	$10.00
Activity from investment operations:
Net investment loss (5)(6)	(0.00	) (9)	(0.02)	(0.03)	(0.06)
Net realized and unrealized gain from investments	0.87		0.48	0.35	0.69
Total from investment operations	0.87		0.46	0.32	0.63
Less distributions from:
Net investment income	(0.01)		(0.02)	—	—
Net realized gains	(0.75)		(0.07)	(0.16)	(0.02)
Total distributions	(0.76)		(0.09)	(0.16)	(0.02)
Net asset value, end of period	$11.25		$11.14	$10.77	$10.61
Total return (2)	7.85	% (8)	4.25%	2.98%	6.28%
Net assets, at end of period (000s)	$18,563		$20,045	$14,915	$3,790
Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	2.36	% (7)	2.34%	2.45%	2.87%
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	2.35	% (7)	2.35%	2.35%	2.35%
Ratio of net investment loss to average net assets (4)(6)	(0.08	)% (7)	(0.20)%	(0.34)%	(0.57)%
Portfolio Turnover Rate	33	% (8)	72%	73%	93%

(1)	The Day Hagan Tactical Dividend Fund Class C shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements or recapture by the Manager.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Day Hagan Logix Tactical Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class I
	Six Months
	Ended		Year	Year	Year
	December 31, 2017		Ended	Ended	Ended
	(Unaudited)		June 30, 2017	June 30, 2016	June 30, 2015
Net asset value, beginning of period	$11.37		$10.97	$10.70	$10.00 (1)
Activity from investment operations:
Net investment income (5)(6)	0.05		0.09	0.07	0.05
Net realized and unrealized gain from investments	0.89		0.49	0.37	0.69
Total from investment operations	0.94		0.58	0.44	0.74
Less distributions from:
Net investment income	(0.06)		(0.11)	(0.01)	(0.02)
Net realized gains	(0.75)		(0.07)	(0.16)	(0.02)
Total distributions	(0.81)		(0.18)	(0.17)	(0.04)
Net asset value, end of period	$11.50		$11.37	$10.97	$10.70
Total return (2)	8.35	% (8)	5.31%	4.09%	7.36%
Net assets, at end of period (000s)	$107,694		$113,267	$91,018	$15,527
Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	1.36	% (7)	1.34%	1.45%	1.87%
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	1.35	% (7)	1.35%	1.35%	1.35%
Ratio of net investment income to average net assets (4)(6)	0.92	% (7)	0.80%	0.65%	0.43%
Portfolio Turnover Rate	33	% (8)	72%	73%	93%

(1)	The Day Hagan Tactical Dividend Fund Class I shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements or recapture by the Manager.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Hedged Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class A
	Six Months
	Ended		Period
	December 31, 2017		Ended
	(Unaudited)		June 30, 2017
Net asset value, beginning of period	$10.23		$10.00	(1)
Activity from investment operations:
Net investment loss (5)(6)	(0.08)		(0.08)
Net realized and unrealized gain from investments	0.53		0.31
Total from investment operations	0.45		0.23
Less distributions from:
Net realized gains	(0.33)		—
Total distributions	(0.33)		—
Net asset value, end of period	$10.35		$10.23
Total return (2)	4.28	% (8)	2.30	% (8)
Net assets, at end of period (000s)	$2,273		$1,485
Ratio of gross expenses to average net assets (3)(4)	2.76	% (7)	3.76	% (7)
Ratio of net expenses to average net assets (4)	2.23	% (7)	2.23	% (7)
Ratio of net investment loss to average net assets (4)(6)	(1.56	)% (7)	(1.87	)% (7)
Portfolio Turnover Rate	0	% (8)	0	% (8)

(1)	The Day Hagan Hedged Strategy Fund commenced operations on January 27, 2017.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Hedged Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class C
	Six Months
	Ended		Period
	December 31, 2017		Ended
	(Unaudited)		June 30, 2017
Net asset value, beginning of period	$10.22		$10.00	(1)
Activity from investment operations:
Net investment loss (5)(6)	(0.12)		(0.01)
Net realized and unrealized gain from investments	0.56		0.23
Total from investment operations	0.44		0.22
Less distributions from:
Net realized gains	(0.33)		—
Total distributions	(0.33)		—
Net asset value, end of period	$10.33		$10.22
Total return (2)	4.25	% (8)	2.20	% (8)
Net assets, at end of period	$4,889		$10
Ratio of gross expenses to average net assets (3)(4)	3.51	% (7)	3.42	% (7)
Ratio of net expenses to average net assets (4)	2.98	% (7)	2.98	% (7)
Ratio of net investment loss to average net assets (4)(6)	(2.22	)% (7)	(0.23	)% (7)
Portfolio Turnover Rate	0	% (8)	0	% (8)

(1)	The Day Hagan Hedged Strategy Fund commenced operations on January 27, 2017.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Hedged Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class I
	Six Months
	Ended		Period
	December 31, 2017		Ended
	(Unaudited)		June 30, 2017
Net asset value, beginning of period	$10.22		$10.00	(1)
Activity from investment operations:
Net investment loss (5)(6)	(0.07)		(0.07)
Net realized and unrealized gain from investments	0.52		0.29
Total from investment operations	0.45		0.22
Less distributions from:
Net realized gains	(0.33)		—
Total distributions	(0.33)		—
Net asset value, end of period	$10.34		$10.22
Total return (2)	4.38	% (8)	2.20	% (8)
Net assets, at end of period (000s)	$27,210		$17,352
Ratio of gross expenses to average net assets (3)(4)	2.51	% (7)	3.51	% (7)
Ratio of net expenses to average net assets (4)	1.98	% (7)	1.98	% (7)
Ratio of net investment loss to average net assets (4)(6)	(1.30	)% (7)	(1.63	)% (7)
Portfolio Turnover Rate	0	% (8)	0	% (8)

(1)	The Day Hagan Hedged Strategy Fund commenced operations on January 27, 2017.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Per share amounts calculated using the average shares method.

(6)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Not annualized.

See accompanying notes to financial statements.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2017

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of forty series. These financial statements include the following series: Day Hagan Tactical Allocation Fund (formerly Day Hagan Tactical Allocation Fund of ETFs), Day Hagan Logix Tactical Dividend Fund (formerly Day Hagan Tactical Dividend Fund) and Day Hagan Hedged Strategy Fund (each a “Fund” or collectively the “Funds”). The Day Hagan Tactical Allocation Fund is registered as a diversified fund and the Day Hagan Logix Tactical Dividend Fund and Day Hagan Hedged Strategy Fund are registered as non-diversified funds. The Funds’ investment manager is Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the “Manager” or “Day Hagan”).

Day Hagan Tactical Allocation Fund Class A and Class C commenced operations on October 30, 2009. The Day Hagan Tactical Allocation Fund Class I commenced operations on July 1, 2014. The Fund’s primary investment objective is to achieve long-term capital appreciation with current income as a secondary objective.

Day Hagan Logix Tactical Dividend Fund commenced operations on July 1, 2014. The Fund’s primary investment objective is to achieve long-term capital appreciation with current income as a secondary objective.

Day Hagan Hedged Strategy Fund commenced operations on January 27, 2017. The Day Hagan Hedged Strategy Fund’s Class I is the successor to the PHI Single Index Option Fund LP (“the Predecessor Fund”) pursuant to a tax free organization that took place on January 27, 2017. The Predecessor Fund was organized under the laws of the State of Delaware as a limited partnership effective March 19, 2013. The Fund’s investment objective is to achieve capital appreciation with low correlation to equity markets.

Each Fund offers three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of its respective Fund, has the same rights and voting privileges, and is identical in all material respects except that they differ as to sales and redemption charges and ongoing service and distribution fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

a) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange-traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange-traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange-traded fund purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Index options are valued at the mean prices provided by an approved independent pricing services.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of each Fund’s investments, used to value the Funds’ net assets as of December 31, 2017:

Day Hagan Tactical Allocation Fund

Assets

Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds(b)	$28,715,939	$—	$—	$28,715,939
Short-Term Investments	109,138	—	—	109,138
Total	$28,825,077	$—	$—	$28,825,077

Liabilities

Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Put Options Written	$(10,600)	—	—	$(10,600)
Total	$(10,600)	$—	$—	$(10,600)

Day Hagan Logix Tactical Dividend Fund

Assets

Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Common Stock(b)	$91,589,685	$—	$—	$91,589,685
Exchange Traded Funds(b)	9,424,630	—	—	9,424,630
Short-Term Investments	36,207,007	—	—	36,207,007
Total	$137,221,322	$—	$—	$137,221,322

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

Day Hagan Hedged Strategy Fund

Assets

Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Put Options Purchased	$—	$3,010,350	$—	$3,010,350
Short-Term Investments	11,959,347	—	—	11,959,347
Total	$11,959,347	$3,010,350	$—	$14,969,697

Liabilities

Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Put Options Written	$—	$(2,452,750)	$—	$(2,452,750)
Total	$—	$(2,452,750)	$—	$(2,452,750)

(a)	As of and during the six months ended December 31, 2017, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers into and out of any Level during the current period presented. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

(b)	All exchange-traded funds and common stocks held in the Funds are Level 1 securities. For a detailed break-out of exchange-traded funds (“ETFs”) and common stocks by major index classification, please refer to the Portfolios of Investments.

b) Accounting for Options – When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

Option Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Funds write put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in each Fund’s portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of December 31, 2017 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The locations on the Statements of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Day Hagan Tactical Allocation Fund

Derivatives Not
Accounted for as
Hedging Instruments		Location of Derivatives on	Fair Value of
under GAAP	Primary Risk Exposure	Statements of Assets and Liabilities	Liability Derivatives
Put options written	Equity Risk	Option written, at value	$(10,600)

Total			$(10,600)

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

The following is a summary of the Fund’s realized and unrealized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months December 31, 2017:

Derivatives Not
Accounted for as
Hedging Instruments		Location of Gain (Loss) on	Realized and Unrealized
under GAAP	Primary Risk Exposure	Derivatives Recognized	Gain (Loss) on Derivatives
Call Options written	Equity Risk	Net change in unrealized depreciation on options written	$(637)
Put Options written	Equity Risk	Net change in unrealized depreciation on options written	(2,408)
Total			$(3,045)

Day Hagan Hedged Strategy Fund

Derivatives Not
Accounted for as Hedging		Location of Derivatives on	Fair Value of Asset/
Instruments under GAAP	Primary Risk Exposure	Statements of Assets and Liabilities	Liability Derivatives
Put options purchased	Equity Risk	Investment securities, at value	$3,010,350
Put options written	Equity Risk	Option written, at value	(2,452,750)

The following is a summary of the Fund’s realized and unrealized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended December 31, 2017:

Derivatives Not
Accounted for as
Hedging Instruments		Location of Gain (Loss) on	Realized and Unrealized
under GAAP	Primary Risk Exposure	Derivatives Recognized	Loss on Derivatives
Put options purchased	Equity Risk	Net realized loss from investments	$(10,988,310)
Put options written	Equity Risk	Net realized gain from options written	11,808,215
Put options purchased	Equity Risk	Net change in unrealized depreciation on investments	(106,152)
Put options written	Equity Risk	Net change in unrealized appreciation on options written	376,544

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

Offsetting of Financial Assets and Derivative Liabilities –

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of December 31, 2017

Day Hagan Tactical Allocation Fund

				Gross Amounts of Assets Pledged in the
Assets/Liabilities:				Statements of Assets & Liabilities
		Gross Amounts
		of Recognized		Financial	Cash Collateral
Description	Counterparty	Assets/Liabilities		Instruments	Received	Net Amount
Put options written	Silver Leaf	$(10,600	) (1)	$(10,600)	$—	$—
Total		$(10,600)		$(10,600)	$—	$—

(1)	Value as presented in the Portfolio of Investments.

Day Hagan Hedged Strategy Fund

				Gross Amounts of Assets Pledged in the
Assets/Liabilities:				Statements of Assets & Liabilities
		Gross Amounts
		of Recognized		Financial		Cash Collateral
Description	Counterparty	Assets/Liabilities		Instruments		Received	Net Amount
Put options purchased	Silver Leaf	$3,010,350	(1)	$(2,452,750	) (2)	$—	$557,600
Put options written	Silver Leaf	$(2,452,750	) (1)	$2,452,750	(2)	$—	$—
Total		$557,600		$—		$—	$557,600

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balanced and, accordingly, does not include excess collateral pledged.

c) Federal Income Tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required

As of and during the six months ended December 31, 2017, each Fund did not have a liability for any unrecognized tax expense. Each Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2017, each Fund did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (years or periods ended 2015 – 2017 or expected to be taken in 2018 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Funds’ tax returns are presently in progress.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

d) Distributions to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually. The Day Hagan Tactical Allocation Fund, and the Day Hagan Hedged Strategy Fund distributes net investment income annually and the Day Hagan Logix Tactical Dividend Fund distributes net investment income quarterly. Distributable net realized gains, if any, are declared and distributed annually.

e) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

f) Security Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

g) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h) Indemnification – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i) Redemption Fees and Sales Charges (loads) – A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of each Fund. Investments in Class A shares, in each Fund, made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2017, there were no redemption fees paid to the Funds and there were no CDSC fees paid to the Manager.

j) Security Loans – Day Hagan Tactical Allocation Fund, Day Hagan Logix Tactical Dividend Fund and Day Hagan Hedged Strategy Fund have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of income earned on invested collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. Throughout the six months ended December 31, 2017 the Funds did not have any securities on loan.

k) The Funds consider their investments in an FDIC insured account to be cash. The Funds maintain cash balances, which at times may exceed federally insured limits. The Funds maintain this balance with a high quality financial institution.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2017, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for each Fund were as follows:

Day Hagan Tactical Allocation Fund
Purchases	Sales
$33,645,681	$33,386,977

Day Hagan Logix Tactical Dividend Fund

Purchases	Sales
$36,295,220	$61,597,658

Day Hagan Hedged Strategy Fund

Purchases	Sales
$0	$0

(3)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Day Hagan acts as investment manager to the Funds pursuant to the terms of an investment advisory agreement between the Funds and Day Hagan (the “Management Agreement”). DH Logix, LLC serves as sub-adviser to a portion of the Day Hagan Logix Tactical Dividend Fund. Pacini Hatfield Investment, LLC serves as sub-adviser to a portion of the Day Hagan Hedged Strategy Fund. Under the terms of the Management Agreement, the Manager manages the investment operations of each Fund in accordance with each Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, each Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets for Day Hagan Tactical Allocation Fund and Day Hagan Logix Tactical Dividend Fund and 1.75% for Day Hagan Hedged Strategy Fund, such fees to be computed daily based upon daily average net assets of the Funds. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended December 31, 2017 management fees of $147,489, $694,094 and $199,877 were incurred by the Day Hagan Tactical Allocation Fund, Day Hagan Logix Tactical Dividend Fund and Day Hagan Hedged Strategy Fund, respectively, before the waiver and reimbursement described below. For the six months ended December 31, 2017 the Day Hagan Tactical Allocation Fund owed $8,851, the Day Hagan Logix Tactical Dividend Fund owed $96,315 and the Day Hagan Hedged Strategy Fund owed $23,709 to the investment manager.

The Manager and the Trust, with respect to the Funds, have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.35% of each of Day Hagan Tactical Allocation Fund and Day Hagan Logix Tactical Dividend Fund’s average daily net assets and 1.98% of Day Hagan

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

Hedged Strategy Fund’s average daily net assets through October 31, 2018. Each waiver or reimbursement by the Manager is subject to repayment by each Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board.

For the six months ended December 31, 2017 the Manager waived management fees of $43,738, $15,000 and $60,127 for Day Hagan Tactical Allocation Fund, Day Hagan Logix Tactical Dividend Fund and Day Hagan Hedged Strategy Fund, respectively. As of December 31, 2017, the Adviser has waived/reimbursed expenses that may be recovered no later than June 30 of the years indicated below:

	2018	2019	2020
Day Hagan Tactical Allocation Fund	$61,474	$84,569	$68,072
Day Hagan Logix Tactical Dividend Fund	$46,189	$65,563	$0
Day Hagan Hedged Strategy Fund	$0	$0	$57,659

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended December 31, 2017, $12,619, $50,037 and $10,287 in fees were incurred under the Management Service Agreement for Day Hagan Tactical Allocation Fund, Day Hagan Logix Tactical Dividend Fund and Day Hagan Hedged Strategy Fund, respectively. As of December 31, 2017 $2,071, $8,000 and $1,761 were payable by the Day Hagan Tactical Allocation Fund, Day Hagan Logix Tactical Dividend Fund and Day Hagan Hedged Strategy Fund, respectively, and are included in payable to related parties on the Statements of Assets and Liabilities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

A Trustee and Officer of the Trust is also the controlling member of MFund, Alphacentric Advisors LLC, and Catalyst Capital Advisors LLC (Alphacentric and Catalyst each serve as investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Services Agreement.

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for Class A and Class C shares of each Fund, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Manager for the sale of Class C shares.

For the six months ended December 31, 2017, the Distributor received $114, $1,621 and $5,313 in underwriter commissions from the sale of Class A shares of the Day Hagan Tactical Allocation Fund, Day Hagan Logix Tactical Dividend Fund and Day Hagan Hedged Strategy Fund, respectively.

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended June 30, 2017 and June 30, 2016 was as follows:

For the year or period ended June 30, 2017:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Allocation Fund	$—	$—	$—	$—
Logix Tactical Dividend Fund	1,488,995	805,996	—	$2,294,991
Hedged Strategy Fund	—	—	—	$—

For the year ended June 30, 2016:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Allocation Fund	$79,434	$445,304	$—	$524,738
Logix Tactical Dividend Fund	708,035	—	—	708,035

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss		Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Unrealized	Accumulated
	Income	Capital Gains	Forwards	Differences	Late Year Loss	Appreciation	Earnings
Tactical Allocation Fund	$621,304	$—	$—	$—	$—	$1,044,742	$1,666,046
Logix Tactical Dividend Fund	1,732,595	2,117,519	—	—	—	4,231,971	$8,082,085
Hedged Strategy Fund	49,771	170,328	—	—	—	—	$220,099

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gain is primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on open 1256 option contracts. Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and short-term capital gains, and adjustments for foreign currency gains and grantor trusts, and the reclassification of Fund distributions, resulted in reclassification for the year ended June 30, 2017 as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Tactical Allocation Fund	$—	$9,094	$(9,094)
Logix Tactical Dividend Fund	—	—	—
Hedged Strategy Fund	—	63,552	$(63,552)

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2017

(5)	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Day Hagan Tactical Allocation Fund may be directly affected by the performance of the iShares Core U.S. Aggregate Bond ETF. The financial statements of the iShares Core U.S. Aggregate Bond can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2017 the percentage of Day Hagan Tactical Allocation Fund’s net assets invested in the iShares Core U.S. Aggregate Bond ETF was 41.1%.

The performance of the Day Hagan Logix Tactical Dividend Fund may be directly affected by the performance of the Fidelity Investments Money Market Funds. The financial statements of the Fidelity Investments Money Market Funds can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2017 the percentage of Day Hagan Logix Tactical Dividend Fund’s net assets invested in the Fidelity Investments Money Market Funds was 26.3%.

The performance of the Day Hagan Hedged Strategy Fund may be directly affected by the performance of the Fidelity Investments Money Market Funds. The financial statements of the Fidelity Investments Money Market Funds can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2017 the percentage of Day Hagan Hedged Strategy Fund’s net assets invested in the Fidelity Investments Money Market Funds was 40.6%.

(6)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Consideration and Renewal of Management Agreement Between Donald L. Hagan, LLC a/k/a Day Hagan Asset Management and Mutual Fund Series Trust with respect to Day Hagan Tactical Dividend Fund and Day Hagan Tactical Allocation Fund.

In connection with a regular meeting held on August 7, 2017 (the “Meeting”) , the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a management agreement (the “Management Agreement”) between the Trust and Donald L. Hagan, LLC a/k/a Day Hagan Asset Management (“Day Hagan”), with respect to Day Hagan Tactical Dividend Fund (“Dividend Fund”) and the Day Hagan Tactical Allocation Fund (the “Tactical Allocation Fund”) (each a “Fund” and together, the “Funds”).

The Board was assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees was based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Management Agreement. In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by Day Hagan (“Day Hagan 15 (c) Response”) .

Nature, Extent, and Quality of Services. The Trustees reviewed the Day Hagan 15(c) Response and discussed its experience in working with the advisor. They considered the benefit to shareholders from the consistency in the Day Hagen’s Funds’ portfolio management team, and acknowledged the extensive experience of the advisor personnel. They noted that the advisor continues to expand its team, and that the advisor CCO is a partner of the firm with considerable experience and dedication to the long-term success of the Funds. With respect to the Tactical Dividend Fund, they considered that Day Hagan had delegated responsibility for portfolio management and trade execution to a sub-advisor, but had retained full oversight responsibilities for the Fund and sub-advisor. The Trustees acknowledged the Tactical Dividend Fund’s recent, significant asset raise. It noted that the advisor reported no material compliance, regulatory or litigation issues. The Trust CCO noted his strong working relationship with the advisor, including its CCO, and emphasized his satisfaction with the advisor team. He further confirmed that the advisor had appropriately and reasonably designed compliance policies and procedures in place to prevent violations of the Investment Company Act of 1940, as revised (the “1940 Act”). The Trustees concluded that the services provided by the advisor were in line with their expectations.

Performance

Tactical Allocation Fund. The Trustees noted the Fund provided positive returns for each period shown but slightly underperformed its peer group and Morningstar category. They further noted the Fund lagged the advisor’s separately managed account composite following the same strategy employed by the Fund. They considered that a representative of the advisor had explained that the Fund’s underperformance relative to the SMA was attributable to the Fund’s smaller asset size which resulted in fewer portfolio management efficiencies. The Board considered this information. After further discussion, the Board concluded that the Fund’s performance was reasonable based on information provided by the advisor at the Meeting regarding the differences between the Fund and SMA.

Tactical Dividend Fund. The Trustees confirmed its review and discussions of the Fund’s performance from the May 2017 meeting, noting that for the one year period the Fund had positive returns but underperformed the peer group and Morningstar category average. They noted that since inception, returns were more in line with benchmark returns. They considered that, although the Fund underperformed in each period, the underperformance was not unexpected given current market conditions, and the Fund’s value strategy. The Trustees further considered the advisor’s representation that it had reviewed the entire portfolio, and was confident that the sub-advisor continued to use the same process that provided acceptable returns since 2002. After further discussion, the Trustees determined that the Fund’s performance was reasonable.

Fees and Expenses

Tactical Allocation Fund. The Trustees noted that the Fund’s 1.00% management fee was higher than the Morningstar category and peer group averages, but well within the ranges of both benchmarks. They considered that the Fund’s advisory fee was also within the range of the fees charged by the advisor to other accounts, and acknowledged that the advisor had noted its desire to decrease the Fund’s advisory fee as the Fund realized significant asset growth. The Trustees concluded that the advisory fee was not unreasonable.

Tactical Dividend Fund. The Trustees confirmed its review and discussions of the Fund’s fees from the May 2017 meeting, noting that the 1.00% fee was within the range of fees charged by other funds in its peer group and Morningstar category, and not the highest among any of its benchmark groups. The Trustees concluded that the advisory fee was not unreasonable.

Profitability

Tactical Allocation Fund. The Trustees reviewed a profitability analysis provided by the advisor and considered whether the profit realized by the advisor in connection with its relationship with the Fund was reasonable. They noted that although Day Hagan realized a profit, the level of profit was marginal in terms of actual dollars and percentage of revenue. The Trustees concluded that Day Hagan was not earning excessive profits from its relationship with the Fund.

Tactical Dividend Fund. The Trustees confirmed their review and discussion of a profitability analysis provided by the advisor at the May 2017 meeting. It noted that Day Hagan was reasonably profitable, in terms of both dollar amount and percentage of revenue, and agreed that such profit was not excessive, particularly in light of industry averages. The Trustees concluded that Day Hagan was not earning excessive profits from its relationship with the Fund.

Economies of Scale. The Trustees considered whether economies of scale had been realized with respect to the management of the Funds. The Trustees concluded that based on the current asset level of each Fund, it did not appear that economies of scale had been achieved by Day Hagan to an extent necessary to warrant breakpoints. The Trustees considered that shareholders of each Fund had benefited from economies of scale through the implementation of an expense limitation agreement since each Fund’s inception. It was the consensus of the Trustees that although economies of scale had not yet been reached by the advisor, the issue would be revisited as the size of either Fund materially increases.

Conclusion. Having requested and received information from Day Hagan as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Management Agreement was in the best interests of each Fund and its shareholders.

Day Hagan Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2017

As a shareholder of the Day Hagan Tactical Allocation Fund, Day Hagan Logix Tactical Dividend Fund and Day Hagan Hedged Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period from July 1, 2017 through December 31, 2017.

Actual Expenses

The “Actual expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Day Hagan Tactical Allocation Fund, Day Hagan Logix Tactical Dividend Fund’s and Day Hagan Hedged Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Day Hagan Tactical Allocation Fund

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	7/1/17	12/31/17	7/1/17 – 12/31/17	7/1/17 – 12/31/17
Class A	$1,000.00	$1,055.60	$8.29	1.60%
Class C	1,000.00	1,051.30	12.15	2.35
Class I	1,000.00	1,057.10	7.00	1.35

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	7/1/17	12/31/17	7/1/17 – 12/31/17	7/1/17 – 12/31/17
Class A	$1,000.00	$1,017.14	$8.13	1.60%
Class C	1,000.00	1,013.36	11.93	2.35
Class I	1,000.00	1,018.40	6.87	1.35

Day Hagan Funds
EXPENSE EXAMPLES (Unaudited) (Continued)
December 31, 2017

Day Hagan Logix Tactical Dividend Fund

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	7/1/17	12/31/17	7/1/17 – 12/31/17	7/1/17 – 12/31/17
Class A	$1,000.00	$1,083.30	$8.35	1.59%
Class C	1,000.00	1,078.50	12.26	2.34
Class I	1,000.00	1,083.50	7.04	1.34

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	7/1/17	12/31/17	7/1/17 – 12/31/17	7/1/17 – 12/31/17
Class A	$1,000.00	$1,017.19	$8.08	1.59%
Class C	1,000.00	1,013.41	11.88	2.34
Class I	1,000.00	1,018.45	6.82	1.34

Day Hagan Hedged Strategy Fund

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	7/1/17	12/31/17	7/1/17 – 12/31/17	7/1/17 – 12/31/17
Class A	$1,000.00	$1,042.80	$11.48	2.23%
Class C	1,000.00	1,042.50	15.34	2.98
Class I	1,000.00	1,043.80	10.20	1.98

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	7/1/17	12/31/17	7/1/17– 12/31/17	7/1/17–12/31/17
Class A	$1,000.00	$1,013.96	$11.32	2.23%
Class C	1,000.00	1,010.18	15.10	2.98
Class I	1,000.00	1,015.22	10.06	1.98

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.

Day Hagan Funds
ADDITIONAL INFORMATION (Unaudited)
December 31, 2017

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of each Fund and the calculation of the net asset value of shares of each Fund.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each Fund voted proxies relating to portfolio securities during the twelve month period ended June 30 as well as a description of the policies and procedures that each Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

Mutual Fund Series Trust
17605 Wright Street
Omaha, NE 68130

MANAGER
Donald L. Hagan, LLC
also known as
Day Hagan Asset Management
1000 South Tamiami Trail
Sarasota, FL 34236

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
7 Easton Oval
Columbus, OH 43219

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
Principal Executive Officer/President
Date: 03/07/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
Principal Executive Officer/President
Date: 03/07/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Principal Financial Officer/Treasurer
Date: 03/07/2018